Document and Entity Information	6 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	NIOCORP DEVELOPMENTS LTD
Entity Central Index Key	0001512228
Document Type	S-1
Trading Symbol	NIOBF
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer